Income Taxes (Tables)	12 Months Ended
Jun. 30, 2022
Income Taxes
Schedule of domestic income (loss) before income taxes and details of the income tax expense (benefit)

	Year Ended June 30
(In thousands)	2022	2021	2020
Income Tax Expense (Benefit):
Current:
Federal	$7,937	$7,201	$(1,759)
State	2,663	2,304	849
Total Current	$10,599	$9,505	$(910)
Deferred:
Federal	(951)	1,070	1,137
State	(226)	216	149
Total Deferred	(1,177)	1,286	1,286
Income Tax Expense	$9,423	$10,791	$376

Schedule of items accounting for the difference between income taxes computed at the U.S. federal statutory income tax rate and the income tax expense (benefit) at the effective tax rate

	Year Ended June 30
(In thousands)	2022		2021		2020
Federal Income Tax Provision at Statutory Rate	$7,484	21%	$9,444	21%	$1,205	21%
State Taxes, Net of Federal Benefits	2,437	6%	2,520	6%	997	17%
Meals Entertainments	—	0%	6	0%	18	0%
Foreign Derived Intangible Income	(618)	-2%	(802)	-2%	(598)	-10%
NOL Carryback Refund Before AMT	—	0%	—	0%	(1,216)	-21%
Debt Forgiveness and Interest Income	—	0%	—	0%	—	0%
Other	120	-1%	(377)	-1%	(30)	-1%
Income Tax Expense	$9,423	24%	$10,791	24%	$376	6%

Schedule of components of deferred taxes

	Year Ended June 30
(In thousands)	2022	2021
Deferred Tax Assets:
Other Deferred (ICDISC)	$583	$245
Net Operating Losses	30	30
Bad Debt	39	83
Total Deferred Tax Assets	652	358
Deferred Tax Liabilities:
Inventory	(324)	(875)
Accruals Not Currently Deductible	(792)	(98)
Prepaids	(1,004)	(1,224)
Property and Equipment	(1,399)	(1,924)
Goodwill/Intangibles	(2,404)	(2,685)
Total Deferred Tax Liabilities	(5,923)	(6,806)
Net Deferred Tax Liability	$(5,271)	$(6,448)